Long-term Debt, Net of Unamortized Debt Discount and Debt Issuance Costs - Narrative (Details) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 27, 2021	Jul. 26, 2021	Apr. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 23, 2021
Debt Instrument
Repayment of related party debt							$ 10,000,000	$ 10,143,000	$ 10,142,000	$ 0
Net proceeds from issuance of long-term debt							17,265,000	25,631,000	31,865,000	0
Interest expense				$ 2,954,000	$ 2,455,000	$ 1,862,000	$ 4,317,000	$ 7,271,000	9,597,000	$ 2,594,000
GM Credit Facilty | Affiliated Entity
Debt Instrument
Debt instrument, interest rate, stated percentage										12.00%
Repayment of related party debt			$ 10,800,000
Debt instrument, term										3 months
Secured Debt
Debt Instrument
Additional principal option			21,500,000
Secured Debt | Secured Loan Notes Maturing April 2024
Debt Instrument
Debt instrument, face amount			$ 21,500,000						39,000,000.0
Debt instrument, interest rate, stated percentage	9.20%	9.20%	9.20%
Additional principal option											$ 21,500,000
Debt instrument, term			3 years
Debt instrument extension term			1 year
Minimum percentage of notes outstanding to extend maturity date			66.66%
Debt instrument, periodic payment, interest	$ 1,000,000.0		$ 2,000,000.0
Net proceeds from issuance of long-term debt	$ 7,500,000	$ 10,000,000.0
Debt instrument, unamortized discount									4,900,000
Unamortized debt issuance expense									400,000
Interest expense									$ 2,500,000
Debt instrument, interest rate, effective percentage									14.77%